Document and Entity Information	Jan. 27, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001525221
Document Type	8-K
Document Period End Date	Jan. 27, 2023
Entity Registrant Name	Bristow Group Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-35701
Entity Tax Identification Number	72-1455213
Entity Address, Address Line One	3151 Briarpark Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(713)
Local Phone Number	267-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	VTOL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false